Pacer US Large Cap Cash Cows Growth Leaders ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 6.1%
Electronic Arts, Inc.	7,101	$1,071,825
Iridium Communications, Inc.	24,205	694,683
Match Group, Inc. (a)	28,913	1,102,742
Meta Platforms, Inc. - Class A	7,208	3,422,575
Pinterest, Inc. - Class A (a)	49,982	1,596,925
Trade Desk, Inc. - Class A (a)	30,186	2,713,118
ZoomInfo Technologies, Inc. (a)	61,721	701,150
		11,303,018

Consumer Discretionary - 7.5%
Airbnb, Inc. - Class A (a)	11,884	1,658,531
Booking Holdings, Inc.	561	2,084,121
Deckers Outdoor Corp. (a)	4,779	4,409,249
Etsy, Inc. (a)	11,290	735,430
Garmin Ltd.	18,337	3,140,211
McDonald's Corp.	3,382	897,583
Wyndham Hotels & Resorts, Inc.	12,125	918,105
		13,843,230

Consumer Staples - 2.1%
Altria Group, Inc.	31,130	1,525,681
Olaplex Holdings, Inc. (a)	405,435	843,305
Philip Morris International, Inc.	13,311	1,532,895
		3,901,881

Energy - 7.8%
Antero Midstream Corp.	100,278	1,439,992
Cheniere Energy, Inc.	4,923	899,137
Diamondback Energy, Inc.	14,046	2,841,646
DT Midstream, Inc.	27,779	2,093,425
Kinder Morgan, Inc.	76,664	1,619,910
Marathon Oil Corp.	60,630	1,700,672
Texas Pacific Land Corp.	2,535	2,141,822
Williams Cos., Inc.	40,086	1,721,293
		14,457,897

Health Care - 16.5%
AbbVie, Inc.	9,789	1,814,097
Agilent Technologies, Inc.	8,500	1,201,900
Amgen, Inc.	5,471	1,818,943
Bristol-Myers Squibb Co.	17,560	835,154
Doximity, Inc. - Class A (a)	69,125	1,935,500
Gilead Sciences, Inc.	11,410	867,845
Hologic, Inc. (a)	15,713	1,282,338
Jazz Pharmaceuticals PLC (a)	7,278	802,400
Medpace Holdings, Inc. (a)	8,860	3,389,127
Mettler-Toledo International, Inc. (a)	1,836	2,792,611
Neurocrine Biosciences, Inc. (a)	13,623	1,928,608
Regeneron Pharmaceuticals, Inc. (a)	2,026	2,186,439
ResMed, Inc.	13,215	2,818,099
Royalty Pharma PLC - Class A	39,978	1,126,180
United Therapeutics Corp. (a)	6,328	1,982,499
Veeva Systems, Inc. - Class A (a)	5,783	1,109,931
Vertex Pharmaceuticals, Inc. (a)	5,454	2,703,657
		30,595,328

Industrials - 4.2%
AMETEK, Inc.	8,363	1,450,813
Carlisle Cos., Inc.	9,712	4,065,249
Paychex, Inc.	8,315	1,064,486
Verisk Analytics, Inc.	4,609	1,206,406
		7,786,954

Information Technology - 51.4%(b)
Adobe, Inc. (a)	1,306	720,455
Analog Devices, Inc.	11,064	2,559,988
ANSYS, Inc. (a)	4,216	1,322,264
Apple, Inc.	5,559	1,234,543
Applied Materials, Inc.	16,297	3,458,223
AppLovin Corp. - Class A (a)	97,389	7,508,692
Arista Networks, Inc. (a)	10,421	3,611,398
Aspen Technology, Inc. (a)	7,714	1,449,846
Atlassian Corp. - Class A (a)	4,412	779,027
Autodesk, Inc. (a)	4,070	1,007,406
Bentley Systems, Inc. - Class B	19,059	928,936
Broadcom, Inc.	25,633	4,118,710
Cadence Design System, Inc. (a)	4,139	1,107,845
CCC Intelligent Solutions Holdings, Inc. (a)	82,833	849,867
Crowdstrike Holdings, Inc. - Class A (a)	8,273	1,919,005
Datadog, Inc. - Class A (a)	8,417	980,075
DocuSign, Inc. (a)	48,849	2,710,143
Dolby Laboratories, Inc. - Class A	11,490	904,952
Dropbox, Inc. - Class A (a)	32,100	767,832
Dynatrace, Inc. (a)	16,439	722,001
F5, Inc. (a)	6,240	1,270,714
Fair Isaac Corp. (a)	1,526	2,441,600
Fortinet, Inc. (a)	27,359	1,587,916
Gen Digital, Inc.	64,651	1,680,280
GoDaddy, Inc. - Class A (a)	24,049	3,497,927
Intuit, Inc.	1,903	1,231,907
KLA Corp.	4,358	3,586,939
Lam Research Corp.	2,852	2,627,376
Lattice Semiconductor Corp. (a)	41,627	2,206,231
Manhattan Associates, Inc. (a)	4,621	1,180,111
Microchip Technology, Inc.	20,122	1,786,431
Microsoft Corp.	3,382	1,414,860
Monolithic Power Systems, Inc.	3,982	3,436,824
NVIDIA Corp.	65,962	7,718,873
Okta, Inc. (a)	32,948	3,095,135
Oracle Corp.	8,609	1,200,525
Palantir Technologies, Inc. - Class A (a)	58,310	1,567,956
Palo Alto Networks, Inc. (a)	3,509	1,139,478
PTC, Inc. (a)	9,015	1,603,318
QUALCOMM, Inc.	22,027	3,985,786
Roper Technologies, Inc.	1,857	1,011,601
salesforce.com, Inc.	3,707	959,372
ServiceNow, Inc. (a)	1,370	1,115,714
Skyworks Solutions, Inc.	10,511	1,194,260
Snowflake, Inc. - Class A (a)	4,614	601,573
UiPath, Inc. - Class A (a)	43,642	531,123
VeriSign, Inc. (a)	3,946	737,941
Workday, Inc. - Class A (a)	3,079	699,302
Zoom Video Communications, Inc. - Class A (a)	13,385	808,454
Zscaler, Inc. (a)	4,242	760,803
		95,341,538

Materials - 3.5%
Crane NXT Co. 37,275		2,343,852
Royal Gold, Inc.	9,983	1,378,852
Scotts Miracle-Gro Co.	35,651	2,802,169
		6,524,873

Utilities - 0.8%
Clearway Energy, Inc. - Class C	58,530	1,561,580
TOTAL COMMON STOCKS (Cost $170,142,051)		185,316,299

TOTAL INVESTMENTS - 99.9% (Cost $170,142,051)		185,316,299
Other Assets in Excess of Liabilities – 0.1%		154,045
TOTAL NET ASSETS - 100.0%		$185,470,344

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer US Large Cap Cash Cows Growth Leaders ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$185,316,299	$–	$–	$185,316,299
Total Investments	$185,316,299	$–	$–	$185,316,299

Refer to the Schedule of Investments for further disaggregation of investment categories.